Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit (Parenthetical) (Series F Redeemable Convertible Preferred Stock, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Series F Redeemable Convertible Preferred Stock
Sale of Series F redeemable convertible preferred stock, issuance costs	$ 92